Parent company information	12 Months Ended
Oct. 31, 2021
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Parent company information

Note 31 Parent company information
The following table presents information regarding the legal entity of Royal Bank of Canada with its subsidiaries presented on an equity accounted basis.
Condensed Balance Sheets

	As at
(Millions of Canadian dollars)	October 31 2021	October 31 2020
Assets
Cash and due from banks	$97,617	$109,397
Interest-bearing deposits with banks	56,896	21,603
Securities	153,780	146,524
Investments in bank subsidiaries and associated corporations (1)	43,546	41,029
Investments in other subsidiaries and associated corporations	80,216	76,358
Assets purchased under reverse repurchase agreements and securities borrowed	125,590	134,037
Loans, net of allowance for loan losses	601,742	554,173
Other assets	155,421	171,622
	$1,314,808	$1,254,743
Liabilities and shareholders’ equity
Deposits	$854,833	$782,637
Net balances due to bank subsidiaries (1)	28,201	42,157
Net balances due to other subsidiaries	38,309	36,421
Other liabilities	285,447	297,261
	1,206,790	1,158,476
Subordinated debentures	9,351	9,603
Shareholders’ equity	98,667	86,664
	$1,314,808	$1,254,743
(1)	Bank refers primarily to regulated deposit-taking institutions and securities firms.
Condensed Statements of Income and Comprehensive Income

	For the year ended
(Millions of Canadian dollars)	October 31 2021	October 31 2020
Interest and dividend income (1)	$19,793	$23,596
Interest expense	5,615	9,548
Net interest income	14,178	14,048
Non-interest income (2)	5,393	4,792
Total revenue	19,571	18,840
Provision for credit losses	(606)	3,888
Non-interest expense	9,466	9,580
Income before income taxes	10,711	5,372
Income taxes	2,088	1,139
Net income before equity in undistributed income of subsidiaries	8,623	4,233
Equity in undistributed income of subsidiaries	7,415	7,199
Net income	$16,038	$11,432
Other comprehensive income (loss), net of taxes	1,463	(1,137)
Total comprehensive income	$17,501	$10,295
(1)	Includes dividend income from investments in subsidiaries and associated corporations of $5 million (October 31, 2020 – $27 million).
(2)	Includes a nominal share of profit (loss) from associated corporations (October 31, 2020 – nominal).
Condensed Statements of Cash Flows

	For the year ended
(Millions of Canadian dollars)	October 31 2021	October 31 2020
Cash flows from operating activities
Net income	$16,038	$11,432
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(7,415)	(7,199)
Change in deposits, net of securitizations	72,196	101,128
Change in loans, net of securitizations	(46,194)	(30,833)
Change in trading securities	(8,756)	404
Change in obligations related to assets sold under repurchase agreements and securities loaned	5,228	26,716
Change in assets purchased under reverse repurchase agreements and securities borrowed	8,447	(10,282)
Change in obligations related to securities sold short	2,405	(3,032)
Other operating activities, net	6,316	685
Net cash from (used in) operating activities	48,265	89,019
Cash flows from investing activities
Change in interest-bearing deposits with banks	(35,293)	676
Proceeds from sales and maturities of investment securities	70,260	74,849
Purchases of investment securities	(73,150)	(101,551)
Net acquisitions of premises and equipment and other intangibles	(1,093)	(1,243)
Change in cash invested in subsidiaries	(3,078)	1,484
Change in net funding provided to subsidiaries	(12,068)	39,306
Net cash from (used in) investing activities	(54,422)	13,521
Cash flows from financing activities
Issuance of subordinated debentures	2,750	2,750
Repayment of subordinated debentures	(2,500)	(3,000)
Issue of common shares, net of issuance costs	90	70
Common shares purchased for cancellation	–	(814)
Issue of preferred shares and other equity instruments, net of issuance costs	2,245	1,745
Redemption of preferred shares and other equity instruments	(1,475)	(1,508)
Dividends paid on shares and distributions paid on other equity instruments	(6,420)	(6,333)
Repayment of lease liabilities	(313)	(317)
Net cash from (used in) financing activities	(5,623)	(7,407)
Net change in cash and due from banks	(11,780)	95,133
Cash and due from banks at beginning of year	109,397	14,264
Cash and due from banks at end of year	$97,617	$109,397
Supplemental disclosure of cash flow information
Amount of interest paid	$6,306	$10,335
Amount of interest received	17,831	22,340
Amount of dividends received	2,185	1,977
Amount of income taxes paid	1,772	917